Average Annual Total Returns - ETF - Vanguard High Dividend Yield Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 5 Years	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	1.14%	9.98%	11.50%	0.30%	9.14%	10.74%	1.15%	7.79%	9.41%	1.21%	9.98%	11.50%	1.16%	10.03%	11.57%	20.79%	15.36%	13.74%